Fees Summary	Jul. 17, 2025 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering(s). The maximum aggregate offering price for such offering(s) is $4,000,000,000.
Narrative - Max Aggregate Offering Price	$ 4,000,000,000.00
Final Prospectus	true